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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21188

Registrant Name:	PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway, 41st Floor
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway, 41st Floor New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2011

Date of Reporting Period:	June 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments
PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—95.1%
$11,725	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev.,
	Odd Fellows Home of California, 5.35%, 11/15/32, Ser. A (CA Mtg. Ins.)	NR/A-	$11,055,268
1,250	Bay Area Toll Auth. Rev., San Francisco Bay Area,
	5.00%, 4/1/34, Ser. F-1	Aa3/AA	1,264,150
1,000	Cathedral City Public Financing Auth., Tax Allocation,
	5.00%, 8/1/33, Ser. A (NPFGC)	Baa1/A	795,400
1,150	Ceres Redev. Agcy., Tax Allocation, Project Area No. 1,
	5.00%, 11/1/33 (NPFGC)	Baa1/A-	967,978
2,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	2,114,320
550	City & Cnty. of San Francisco, Capital Improvement Projects, CP,
	5.25%, 4/1/31, Ser. A	A1/AA-	554,824
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
	5.625%, 8/1/33, Ser. A	NR/BBB+	1,213,391
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/AA-	3,819,356
	Educational Facs. Auth. Rev. (g),
9,800	Claremont McKenna College, 5.00%, 1/1/39	Aa2/NR	9,879,086
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A	Aa1/AA+	10,249,300
1,695	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP,
	5.75%, 8/1/39, Ser. A (AGC)	Aa3/AA+	1,715,323
	Golden State Tobacco Securitization Corp. Rev.,
2,750	5.00%, 6/1/33, Ser. A-1	Baa3/BB+	2,027,658
11,000	5.00%, 6/1/45 (AMBAC-TCRS)	A2/BBB+	9,558,780
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	A2/BBB+	3,485,800
13,865	5.75%, 6/1/47, Ser. A-1	Baa3/BB+	10,147,655
500	Hartnell Community College Dist., GO,
	zero coupon, 8/1/34, Ser. 2002-D (h)	Aa2/AA-	253,740
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
500	5.00%, 3/1/33	NR/A	450,475
4,000	5.75%, 9/1/39	NR/A	3,972,080
	Catholic Healthcare West, Ser. A,
1,935	6.00%, 7/1/34	A2/A	1,960,755
4,000	6.00%, 7/1/39	A2/A	4,143,520
450	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	Aa3/AA+	414,148
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	522,120
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)	Baa1/A+	5,492,280
1,300	Scripps Health, 5.00%, 11/15/36, Ser. A	Aa3/AA-	1,223,430
2,900	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	Aa3/A+	2,886,892
	Sutter Health,
5,000	5.00%, 8/15/38, Ser. A	Aa3/AA-	4,689,700
500	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/AA-	462,105
1,200	6.00%, 8/15/42, Ser. B	Aa3/AA-	1,273,344
	Infrastructure & Economic Dev. Bank Rev., Kaiser Hospital Assistance,
3,000	5.50%, 8/1/31, Ser. B	WR/A	3,011,040
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,029,680
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (NPFGC)	Baa1/BBB	14,811

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$150	Lancaster Redev. Agcy. Rev., Capital Improvements Projects,
	5.90%, 12/1/35	NR/A	$133,206
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/BBB+	495,360
5,600	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas,
	5.50%, 11/15/37, Ser. A	A2/A	5,388,712
5,000	Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A	Aa2/AA-	5,482,600
	Los Angeles Department of Water & Power Rev. (g),
6,000	4.75%, 7/1/30, Ser. A-2 (AGM)	Aa3/AA+	6,051,960
10,000	5.00%, 7/1/39, Ser. A	Aa3/AA-	10,018,500
	Los Angeles Unified School Dist., GO,
9,580	4.75%, 1/1/28, Ser. A (NPFGC)	Aa2/AA-	9,472,033
10,000	5.00%, 1/1/34, Ser. I (g)	Aa2/AA-	9,933,200
550	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	544,274
1,000	Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36	Aa3/NR	1,033,560
5,000	Metropolitan Water Dist. of Southern California Rev.,
	5.00%, 7/1/37, Ser. A (g)	Aa1/AAA	5,111,450
2,980	Modesto Irrigation Dist., Capital Improvement Projects, CP,
	5.00%, 7/1/33, Ser. A (NPFGC)	A2/A+	2,857,224
3,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AA+	3,035,520
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	219,336
1,000	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,
	7.75%, 4/1/31, Ser. B	NR/NR	1,033,260
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC)	Aa2/AA-	5,021,750
3,900	Orange Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)	Aa3/A+	3,782,454
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA-	1,167,850
1,250	Pollution Control Financing Auth. Rev., American Water Capital Corp.
	Project, 5.25%, 8/1/40 (a)(b)	Baa2/BBB+	1,199,612
1,950	Poway Unified School Dist., Special Tax, 5.125%, 9/1/28	NR/BBB+	1,770,561
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	WR/A+	4,431,350
500	Rocklin Unified School Dist. Community Facs. Dist., Special Tax,
	5.00%, 9/1/29 (NPFGC)	Baa1/A-	457,160
3,250	Sacramento Municipal Utility Dist. Rev.,
	5.00%, 8/15/33, Ser. R (NPFGC)	A1/A+	3,194,328
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	Aa2/AA+	6,176,750
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (AGM)	Aa1/AA+	12,180,656
4,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	Aa3/A+	4,108,520
2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center &
	Annex, 5.375%, 2/1/36, Ser. A	Aa3/AA+	2,236,124
1,500	San Diego State Univ. Foundation Rev., 5.00%, 3/1/27, Ser. A (NPFGC)	Baa1/BBB	1,500,195
1,500	San Jose Rev., Convention Center Expansion, 6.50%, 5/1/36	A2/A-	1,525,935
12,200	San Marcos Public Facs. Auth., Tax Allocation,
	5.00%, 8/1/33, Ser. A (FGIC-NPFGC)	A2/A-	10,583,622
1,000	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A (c)	Aa2/AA-	971,080
500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A2/A+	497,860
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel
	Community, 7.00%, 9/1/36, Ser. A	A1/A	1,245,816
4,425	South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev.
	Project, 5.45%, 10/1/33, Ser. 1-A	NR/BBB+	3,802,093
7,300	State, GO, 6.00%, 4/1/38	A1/A-	7,753,330
	State Public Works Board Rev.,
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	Aa3/BBB+	2,047,100
2,050	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA-	2,070,213

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Statewide Communities Dev. Auth. Rev.,
$500	American Baptist Homes West, 6.25%, 10/1/39	NR/BBB	$480,750
	California Baptist Univ.,
1,300	5.50%, 11/1/38, Ser. A	NR/NR	1,008,189
500	6.50%, 11/1/21	NR/NR	501,055
	Catholic Healthcare West,
1,015	5.50%, 7/1/31, Ser. D	A2/A	1,013,772
1,015	5.50%, 7/1/31, Ser. E	A2/A	1,013,772
4,500	Kaiser Permanente, 5.00%, 3/1/41, Ser. B	NR/A+	4,095,720
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	972,990
7,300	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A-	7,206,998
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	WR/AA-	15,018,300
	Methodist Hospital Project (FHA),
2,000	6.625%, 8/1/29	Aa2/NR	2,315,620
7,200	6.75%, 2/1/38	Aa2/NR	8,124,768
3,100	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	A1/AA-	3,072,038
	Sutter Health,
10,000	5.50%, 8/15/34, Ser. B (g)	Aa3/AA-	10,021,700
1,800	6.00%, 8/15/42, Ser. A	Aa3/AA-	1,910,016
3,505	Statewide Communities Dev. Auth., The Internext Group, CP,
	5.375%, 4/1/30	NR/BBB	3,150,995
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	6,327,396
7,000	6.00%, 6/1/42	Baa3/NR	5,321,680
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,545,380
5,000	Tobacco Securitization Auth. of Southern California Rev.,
	5.00%, 6/1/37, Ser. A-1	Baa3/BBB	3,481,400
	Torrance Rev., Torrance Memorial Medical Center, Ser. A,
2,000	5.00%, 9/1/40	A2/A+	1,770,500
2,950	5.50%, 6/1/31	A2/A+	2,904,275
1,000	West Basin Municipal Water Dist., CP, 5.00%, 8/1/30, Ser. A (NPFGC)	Aa2/AA-	1,003,270
2,000	Western Municipal Water Dist. Facs. Auth. Rev.,
	5.00%, 10/1/39, Ser. B	NR/AA+	1,996,840
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	1,005,560
2,500	William S. Hart Union High School Dist., Special Tax,
	6.00%, 9/1/33, Ser. 2002-1	NR/NR	2,359,650
2,750	Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XLCA)	A1/NR	2,793,835

	Total California Municipal Bonds & Notes (cost—$332,405,534)		336,599,432

OTHER MUNICIPAL BONDS & NOTES—3.7%
	Indiana—1.2%
5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(b)	NR/NR	4,146,200

	New Jersey—0.2%
1,000	Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A	Baa3/BB+	694,520

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	New York—0.9%
$3,300	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	5.00%, 6/15/37, Ser. D (g)	Aa1/AAA	$3,363,657

	Puerto Rico—1.4%
1,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	950,100
4,420	Public Buildings Auth. Gov’t Facs. Rev., 5.00%, 7/1/36, Ser. I (GTD)	A3/BBB	3,999,525

			4,949,625

	Total Other Municipal Bonds & Notes (cost—$11,771,426)		13,154,002

CALIFORNIA VARIABLE RATE NOTES (a)(b)(d)(e)—0.3%
1,000	Los Angeles Community College Dist., GO, 13.96%, 8/1/33, Ser. 3096
	(cost—$996,640)	NR/AA	1,088,840

SHORT-TERM INVESTMENTS—0.9%
	U.S. Treasury Obligations (f)(i)—0.9%
	U.S. Treasury Bills,
3,330	0.025%-0.083%, 8/4/11-9/15/11 (cost—$3,329,665)		3,329,665

	Total Investments (cost—$348,503,265) (j)—100.0%		$354,171,939

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of 6,434,652, representing 1.8% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued. To be settled after June 30, 2011.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on June 30, 2011.

(e)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2011.

(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the/each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(i)	Rates reflect the effective yields at purchase date.

(j)	At June 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $307,380,130. Gross unrealized appreciation was $16,998,772, gross unrealized depreciation was $10,566,496 and net unrealized appreciation was $6,432,276. The difference between book and tax cost was attributable to inverse floater transactions.
Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GO—General Obligation Bond
GTD—Guaranteed
IBC—Insurance Bond Certificate
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
TCRS—Temporary Custodian Receipts
WR—Withdrawn Rating
XLCA—insured by XL Capital Assurance
Other Investments:
Interest rate swap agreements outstanding at June 30, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Depreciation

Citigroup	$20,400	6/20/42	4.75%	3-Month USD-LIBOR	$(1,614,072)	$(397,500)	$(1,216,572)
Goldman Sachs	5,600	6/20/42	4.75%	3-Month USD-LIBOR	(443,079)	44,240	(487,319)
JPMorgan Chase	1,600	6/20/42	4.75%	3-Month USD-LIBOR	(126,594)	(14,752)	(111,842)

					$(2,183,745)	$(368,012)	$(1,815,733)

LIBOR — London Inter-bank Offered Rate

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.
Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds and notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at June 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/11

Investments in Securities — Assets
California Municipal Bonds & Notes	—	$336,599,432	—	$336,599,432
Other Municipal Bonds & Notes	—	13,154,002	—	13,154,002
California Variable Rate Notes	—	1,088,840	—	1,088,840
Short-Term Investments	—	3,329,665	—	3,329,665

Total Investments in Securities — Assets	—	$354,171,939	—	$354,171,939

Other Financial Instruments* — Liabilities
Interest Rate Contracts	—	$(1,815,733)	—	$(1,815,733)

Total Investments	—	$352,356,206	—	$352,356,206

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.
There were no significant transfers between Levels 1 and 2 during the nine months ended June 30, 2011.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO California Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 23, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 23, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 23, 2011